INTANGIBLE ASSETS, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Intangible Assets Net Excluding Goodwill [Line Items]
Amortization of Intangible Assets	$ 300	$ 311	$ 801
Hollysys Industrial Software [Member] | Patents And Copyrights [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Amortization of Intangible Assets	$ 300	$ 311	$ 801